Acquisitions - Goodwill (Details) R in Millions, $ in Millions	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Mar. 15, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of detailed information about business combination [line items]
Deferred tax assets	R 12,095				R 9,414	R 7,090
Goodwill	782				R 499	R 8,241	R 7,727
Reldan Group
Disclosure of detailed information about business combination [line items]
Consideration paid				R 3,052
Fair value of identifiable net assets acquired				(2,769)
Goodwill				R 283
Deferred tax assets	1,092	$ 58
Goodwill	R 283		R 148